BOSTON PARTNERS INVESTMENT FUNDS

WPG PARTNERS SMALL/MICRO CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—96.8%
Communication Services—0.5%
Manchester United PLC, Class A	7,131	$110,459
Consumer Discretionary—7.6%
1-800-Flowers.com, Inc., Class A*	4,716	110,543
BJ's Restaurants, Inc.*(a)	10,198	336,840
Del Taco Restaurants, Inc.*	20,662	182,859
El Pollo Loco Holdings, Inc.*(a)	11,890	186,316
Everi Holdings, Inc.*	13,921	148,119
K12, Inc.*(a)	4,692	109,464
Steven Madden Ltd.*	4,831	152,032
Universal Electronics, Inc.*	3,980	209,587
WW International, Inc.*(a)	5,930	174,994
		1,610,754
Consumer Staples—5.0%
elf Beauty, Inc.*	4,341	94,373
Fresh Del Monte Produce, Inc.	14,086	357,643
Landec Corp.*	18,565	192,148
Primo Water Corp.	7,225	108,592
TreeHouse Foods, Inc.*(a)	7,491	308,105
		1,060,861
Energy—9.1%
Ardmore Shipping Corp.*	18,303	60,583
Brigham Minerals, Inc., Class A	14,464	150,715
Cimarex Energy Co.	2,904	104,399
Diamondback Energy, Inc.(a)	10,886	435,004
EQT Corp.*	21,374	318,045
Euronav NV	16,064	126,906
Magnolia Oil & Gas Corp., Class A*	25,928	162,050
Matrix Service Co.*	18,179	174,155
National Energy Services Reunited Corp.*(a)	20,911	182,762
Teekay Tankers Ltd., Class A(a)	17,680	205,795
		1,920,414
Financials—22.9%
Ameris Bancorp(a)	7,460	253,715
Axis Capital Holdings Ltd.	7,245	363,047
Blucora, Inc.*	6,754	88,072
Essent Group Ltd.	9,895	433,995
First Foundation, Inc.	20,442	363,050
First Interstate BancSystem, Inc.	7,317	278,412
Hanover Insurance Group, Inc., (The)	1,372	154,144
HomeStreet, Inc.	12,386	400,687
Kemper Corp.(a)	2,787	208,886
MGIC Investment Corp.	19,011	227,371
National Bank Holdings Corp., Class A	8,147	262,170
Peoples Bancorp, Inc.	9,142	228,367
Popular, Inc.	11,273	547,079
Premier Financial Corp.	10,615	219,837
Triumph Bancorp, Inc.*	4,443	201,890
Washington Trust Bancorp, Inc.	5,439	213,861
Webster Financial Corp.	10,590	400,726
		4,845,309
Health Care—2.8%
Lantheus Holdings, Inc.*	12,367	162,750
Natus Medical, Inc.*	5,003	104,663
PetIQ, Inc.*(a)	11,549	332,380
		599,793
Industrials—15.4%
Aegion Corp.*	6,177	105,936
AerCap Holdings NV*	10,175	374,033
Air Transport Services Group, Inc.*	1,616	49,676
Alaska Air Group, Inc.*	4,396	224,064
Argan, Inc.	3,774	173,566
Beacon Roofing Supply, Inc.*	8,083	294,140
Great Lakes Dredge & Dock Corp.*	7,112	80,295
ICF International, Inc.	2,495	180,713
JetBlue Airways Corp.*	13,216	199,429
KAR Auction Services, Inc.*	6,575	118,679
Knight-Swift Transportation Holdings, Inc.	6,778	279,864
Korn/Ferry International	4,594	183,944
Matthews International Corp., Class A	10,174	271,951
Maxar Technologies, Inc.(a)	10,619	295,314
Tutor Perini Corp.*	20,889	282,419
Vectrus, Inc.*	3,099	147,729
		3,261,752
Information Technology—8.9%
Alpha & Omega Semiconductor Ltd.*	6,202	154,058
Axcelis Technologies, Inc.*	5,554	149,847
Benchmark Electronics, Inc.	4,474	108,807
Celestica, Inc.*	12,515	94,238
KBR, Inc.	24,101	669,285
NeoPhotonics Corp.*	19,113	154,051
QAD, Inc., Class A	2,189	125,495
SMART Global Holdings, Inc.*(a)	13,533	415,328
		1,871,109
Materials—10.9%
AdvanSix, Inc.*	5,834	103,670
CF Industries Holdings, Inc.	5,562	207,462
Chemours Co., (The)(a)	4,484	109,096
Constellium SE*	10,178	128,650
Forterra, Inc.*(a)	13,354	247,717
Mosaic Co., (The)	16,595	364,426
Neenah, Inc.	2,264	109,827
Schweitzer-Mauduit International, Inc.	5,364	186,560
Tronox Holdings PLC, Class A	27,161	343,587
Valvoline, Inc.	22,246	506,986
		2,307,981
Real Estate—9.9%
Brixmor Property Group, Inc.	30,436	464,758
Equity Commonwealth	7,094	188,062
Getty Realty Corp.	7,086	201,172
Industrial Logistics Properties Trust	12,819	278,557
Investors Real Estate Trust	1,374	95,356
NexPoint Residential Trust, Inc.	3,814	168,998
Realogy Holdings Corp.*	10,855	133,625
RMR Group, Inc., Class A, (The)	5,136	190,237
UMH Properties, Inc.	25,531	365,859
		2,086,624
Utilities—3.8%
ALLETE, Inc.	3,560	200,214
Avista Corp.	5,612	210,562
New Jersey Resources Corp.(a)	2,892	95,523
South Jersey Industries, Inc.(a)	12,945	297,994
		804,293
TOTAL COMMON STOCKS
(Cost $16,587,015)		20,479,349
WARRANTS—0.0%
Energy—0.0%
TETRA Technologies, Inc. *‡	20,950	2
TOTAL WARRANTS
(Cost $4,475)		2

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—16.0%
Mount Vernon Liquid Assets Portfolio, LLC, 0.15%(b)	3,392,252	3,392,252
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $3,392,252)		3,392,252
SHORT-TERM INVESTMENTS—3.2%
U.S. Bank Money Market Deposit Account, 0.03%(b)	671,535	671,535
TOTAL SHORT-TERM INVESTMENTS
(Cost $671,535)		671,535
TOTAL INVESTMENTS—116.0%
(Cost $20,655,277)		24,543,138
LIABILITIES IN EXCESS OF OTHER ASSETS—(16.0)%		(3,383,301)
NET ASSETS—100.0%		$21,159,837

*	Non-income producing.
(a)	All or a portion of the security is on loan. At November 30, 2020, the market value of securities on loan was $3,205,071.
(b)	The rate shown is as of November 30, 2020.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of November 30, 2020, these securities amounted to $2 or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

BOSTON PARTNERS INVESTMENT FUNDS
WPG PARTNERS SMALL/MICRO CAP VALUE FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

PORTFOLIO VALUATION — The WPG Partners Small/Micro Cap Value Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2020, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Communication Services	$110,459	$110,459	$-	$-	$-
Consumer Discretionary	1,610,754	1,610,754	-	-	-
Consumer Staples	1,060,861	1,060,861	-	-	-
Energy	1,920,414	1,920,414	-	-	-
Financials	4,845,309	4,845,309	-	-	-
Health Care	599,793	599,793	-	-	-
Industrials	3,261,752	3,261,752	-	-	-
Information Technology	1,871,109	1,871,109	-	-	-
Materials	2,307,981	2,307,981	-	-	-
Real Estate	2,086,624	2,086,624	-	-	-
Utilities	804,293	804,293	-	-	-
Warrants	2	-	-	2	-
Investments Purchased with Proceeds from Securities Lending Collateral	3,392,252	-	-	-	3,392,252
Short-Term Investments	671,535	671,535	-	-	-
Total Assets	$24,543,138	$21,150,884	$-	$2	$3,392,252

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2020, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.